Income Tax Benefit (Details) - Schedule of unused tax losses for which no deferred tax asset recognized - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of unused tax losses for which no deferred tax asset recognized [Abstract]
Unused tax losses for which no deferred tax asset has been recognised	$ 44,178,579	$ 40,018,956
Potential tax benefit @ 26% (2020: 27.5%)	$ 11,486,431	$ 11,005,213